CONSOLIDATED STATEMENTS OF FINANCIAL CONDITION - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Assets
Cash and due from banks	$ 54,260	$ 48,326
Interest bearing deposits	31,523	25,690
Cash and Cash Equivalents	85,783	74,016
Interest bearing deposits - time	11,866	13,561
Trading securities	148	203
Securities available for sale	585,484	533,178
Federal Home Loan Bank and Federal Reserve Bank stock, at cost	15,471	19,919
Loans held for sale, carried at fair value	27,866	23,662
Loans
Commercial	748,398	690,955
Mortgage	500,454	472,628
Installment	231,599	206,378
Payment plan receivables	34,599	40,001
Total Loans	1,515,050	1,409,962
Allowance for loan losses	(22,570)	(25,990)
Net Loans	1,492,480	1,383,972
Other real estate and repossessed assets	7,150	6,454
Property and equipment, net	43,103	45,948
Bank-owned life insurance	54,402	53,625
Deferred tax assets, net	39,635	48,632
Capitalized mortgage loan servicing rights	12,436	12,106
Vehicle service contract counterparty receivables, net	7,229	7,237
Other intangibles	2,280	2,627
Accrued income and other assets	23,733	23,590
Total Assets	2,409,066	2,248,730
Deposits
Non-interest bearing	659,793	576,882
Savings and interest-bearing checking	988,174	943,734
Reciprocal	50,207	53,668
Time	387,789	350,018
Total Deposits	2,085,963	1,924,302
Other borrowings	11,954	12,470
Subordinated debentures	35,569	35,569
Vehicle service contract counterparty payables	797	1,977
Accrued expenses and other liabilities	23,691	24,041
Total Liabilities	$ 2,157,974	$ 1,998,359
Commitments and contingent liabilities
Shareholders' Equity
Preferred stock, no par value, 200,000 shares authorized; none issued or outstanding	$ 0	$ 0
Common stock, no par value, 500,000,000 shares authorized; issued and outstanding: 22,251,373 shares at December 31, 2015 and 22,957,323 shares at December 31, 2014	339,462	352,462
Accumulated deficit	(82,334)	(96,455)
Accumulated other comprehensive loss	(6,036)	(5,636)
Total Shareholders' Equity	251,092	250,371
Total Liabilities and Shareholders' Equity	$ 2,409,066	$ 2,248,730